CONTRACT COSTS, NET - Movement of impairment of contract costs (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
CONTRACT COSTS, NET
Beginning balance	¥ 2,586,155	$ 364,252	¥ 4,063,482
Reversal of allowance	1,939,135	273,122	(1,720,095)
Charge to cost of sales	37,633	5,300	242,768
Ending balance	¥ 4,562,923	$ 642,674	¥ 2,586,155